Earnings/(loss) per share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings/(loss) per share
9.	Earnings/(loss) per share
All of the Company’s shares (including non-vested restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings. The Company applies the two-class method of computing earnings/(loss) per share (“EPS”) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings/(loss) per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed. The denominator of the basic earnings per common share includes the total shares issuable upon the cashless exercise of the Class B1, Class C1 and Class E warrants, as the exercise of the warrants is considered virtually certain taking into account that the holder of such warrants may elect to exercise them for no consideration. Dilution is computed by either the treasury stock method or the two–class method, whichever results in the more dilutive effect. The Company calculates basic and diluted earnings/(loss) per share as follows:

	For the six-month period ended June 30, 2025		For the six-month period ended June 30, 2026
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	2,588,391	2,588,391	13,183,829	13,183,829
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(377,083)	(377,083)	(377,083)	(377,083)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(1,818,000)	(1,818,000)	(5,118,000)	(5,118,000)
Less: Undistributed earnings allocated to non-vested shares	(11,654)	(11,654)	(967)	(967)
Series A Perpetual Convertible Preferred Shares	—	—	—	5,495,083
Change in fair value of warrants	—	(523,582)	—	—

Net income/(loss) attributable to common shareholders, basic and diluted	381,654	(141,928)	7,687,779	13,182,862

Denominator
Weighted average number of shares outstanding, basic	131	131	15,904	15,904
Series A Perpetual Convertible Preferred Shares (Note 8)	—	—	—	65,175
Warrants (Note 8)	—	981	—	—
Effect of dilutive shares	—	981	—	65,175
Weighted average number of shares outstanding, diluted	—	1,112	—	81,079
Earnings/(loss) per share	2,913.39	(127.62)	483.39	162.59
As of June 30, 2026, the most dilutive method was the treasury stock method and the diluted earnings per share reflects the potential dilution from the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method which resulted in 65,175 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards and options and any incremental shares resulting for the exercise of the unexercised Class B2, Class C2 and Class D warrants that were out of the money as of the reporting date, calculated using the treasury stock method. As of June 30, 2026, the aggregate number of common shares that can potentially be issued under the outstanding Class B2, Class C2 and Class D warrants was 3,600,959 common shares (Note 8) and the aggregate number of unvested restricted shares was 2 and the aggregate number of options to purchase common shares was 2.
As of June 30, 2025, the most dilutive method was the treasury stock method and the diluted loss per share reflects the potential dilution from the conversion of Class B2 and C2 warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 981 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards and options and any incremental shares resulting for the exercise of the unexercised Class A Warrants that were out of the money as of the reporting date, calculated using the treasury stock method, as well as the 602 common shares issuable upon the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method. As of June 30, 2025, the number of common shares that can potentially be issued under the outstanding Class A warrants was 1 common share, the aggregate number of unvested restricted shares was 4 and the aggregate number of options to purchase common shares was 2.